Accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Costs to be paid	252.1	233.9
Personnel related items	654.6	757.4
Derivative financial instruments [1]	3.9	20.0
Operating lease liabilities [2]	209.4	176.3
Provisions	30.7	84.8
Standard warranty reserve	128.4	119.1
Other	1.8	12.0
Accrued and other liabilities	1,280.9	1,403.5
Less: non-current portion of accrued and other liabilities	241.0	257.5
Current portion of accrued and other liabilities	1,039.9	1,146.0
1.For further details on derivative financial instruments see Note 25 Financial risk management.
2.For further details on operating lease liabilities see Note 14 Right-of-use assets and lease liabilities.

Changes in Standard Warranty Reserve	Total changes in standard warranty reserve for the years 2020 and 2019 are as follows:

Year ended December 31 (€, in millions)	2019	2020
Balance at beginning of year	59.8	128.4
Additions for the year	118.5	137.1
Utilization of the reserve	(50.0)	(145.9)
Effect of exchange rates	0.1	(0.5)
Balance at end of year	128.4	119.1